Fair value and fair value hierarchy of financial instruments - Summary of Significant Unobservable Inputs to Valuation of Financial Instruments (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unlisted Equity Investment Investment C
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	Multiple/EVA	Multiple/ EVA
Significant Unobservable input	Equity volatility	Equity volatility
Range	48.52%	39.64%
Sensitivity of Value to the input	5% increase/decrease in volatility results in decrease/increase in fair value by 1.3%/1.3%	5% increase/decrease in volatility results in decrease/increase in fair value by 0.9%/0.9%
Unlisted Equity Investment Investment B
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	Multiple/EVA	Multiple/ EVA
Significant Unobservable input	Equity volatility	Equity volatility
Range	75.29%	63.61%
Sensitivity of Value to the input	5% increase/decrease in volatility results in decrease/increase in fair value by 0%/ 0%	5% increase/decrease in volatility results in decrease/increase in fair value by 3.5%/3.3%
Unlisted Equity Investment Investment G
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	Net Asset Value Method
Significant Unobservable input	Net Asset Value
Sensitivity of Value to the input	5% increase/decrease in net asset value results in increase/decrease in fair value by 5.0%/5.0%
Derivative Financial Liability [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	Binomial option pricing model	Binomial option pricing model
Significant Unobservable input	Volatility	Volatility
Range	46.21%	56.58%
Sensitivity of Value to the input	5% increase/decrease in volatility results in increase/decrease in fair value by 0.07%/0.13%	5% increase/decrease in volatility results in increase/decrease in fair value by 1.63%/1.66%
Derivative financial Asset [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	MCS	MCS
Significant Unobservable input	Volatility of Underlying Assets	Volatility of Underlying Assets
Range	35.95%	46.03%
Sensitivity of Value to the input	5% increase/decrease in volatility results in increase/decrease in fair value by 0.06%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.23%/0.11%
Credit Rate Increase BB To BBB | Derivative financial Asset [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input		Credit rating
Sensitivity of Value to the input		One rank level increase in credit rating of counterparty from BB to BBB results in increase in fair value by 0.02%
Credit Rate Decrease BB to B | Derivative financial Asset [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity of Value to the input		One rank level decrease in credit rating of counterparty from BB to B results in decrease in fair value by 0.16%
Average PE multiple of peers [Member] | Unlisted Equity Investment Investment C
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input		Average P/E multiple of peers
Range		10.40%
Sensitivity of Value to the input		5% increase/decrease in P/E multipleresults in increase/decrease in fair valueby 4.7%/4.7%
Average PE multiple of peers [Member] | Unlisted Equity Investment Investment E
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	Multiple/EVA
Significant Unobservable input	Average P/E multiple of peers
Range	61.29%
Sensitivity of Value to the input	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 5.0%/5.0%
Discount Rate [Member] | Derivative Financial Liability [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input	Discount rate	Discount rate
Range	12.52%	9.77%
Sensitivity of Value to the input	5% increase/decrease in discount rate results in decrease/increase in fair value by 0.70%/0.71%	5% increase/decrease in credit spread results in increase/decrease in fair value by 8.22%/9.41%
Median Forward PE Multiple Of Peers [Member] | Unlisted Equity Investment Investment C
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input	Median Forward P/E multiple of peers
Range	18.97%
Sensitivity of Value to the input	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 4.2%/4.3%
Median Forward PE Multiple Of Peers [Member] | Unlisted Equity Investment Investment B
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input	Median Forward P/E multiple of peers
Range	2.10%
Sensitivity of Value to the input	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 0%/ 1.9%
Discount of lack of marketability [Member] | Unlisted Equity Investment Investment E
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input	Discount of lack of marketability
Range	45.00%
Sensitivity of Value to the input	5% increase/decrease in discount of lack of marketability results in decrease/increase in fair value by 4.1%/4.1%